Note 21 - Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2020	2019
ASSETS
Cash and due from banks	$1,222	$2,577
Equity securities, at fair value	609	710
Investment in nonbank subsidiary	1	1,400
Investment in subsidiary bank	149,272	141,104
Other assets	1,561	977

TOTAL ASSETS	$152,665	$146,768

LIABILITIES
Trust preferred debt	$8,248	$8,248
Other liabilities	607	745
TOTAL LIABILITIES	8,855	8,993

STOCKHOLDERS' EQUITY	143,810	137,775

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$152,665	$146,768

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended December 31,
(Dollar amounts in thousands)	2020	2019

INCOME
Dividends from subsidiary bank	$4,700	$4,450
Dividends from nonbank subsidiary	1,399	1,000
(Loss) gain on equity securities	(101)	94
Other	7	12
Total income	6,005	5,556

EXPENSES
Interest expense	192	343
Salaries and employee benefits	465	909
Ohio state franchise tax	1,082	1,044
Other	796	996
Total expenses	2,535	3,292

Income before income tax benefit	3,470	2,264

Income tax benefit	(552)	(669)

Income before equity in undistributed net income of subsidiaries	4,022	2,933

Equity in undistributed net income of subsidiaries	4,327	9,778

NET INCOME	$8,349	$12,711

Comprehensive income	$10,791	$14,707

Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2020	2019

OPERATING ACTIVITIES
Net income	$8,349	$12,711
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(5,726)	(10,742)
Equity in undistributed net loss of EMORECO	1,399	964
Stock-based compensation	144	548
Loss (gain) on equity securities	101	(94)
Other, net	(609)	3,095
Net cash provided by operating activities	3,658	6,482

FINANCING ACTIVITIES
Proceeds from issuance of common stock	-	95
Restricted stock cash portion	-	(44)
Stock options exercised	12	4
Proceeds from dividend reinvestment plan	-	372
Repurchase of treasury shares	(1,191)	(2,229)
Cash dividends	(3,834)	(3,685)
Net cash used in financing activities	(5,013)	(5,487)

(Decrease) increase in cash	(1,355)	995

CASH AT BEGINNING OF YEAR	2,577	1,582

CASH AT END OF YEAR	$1,222	$2,577

SUPPLEMENTAL INFORMATION
Increase in common stock through increase in other, net	$-	$265